Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 33,758	€ 32,518	€ 32,363
Financial assets included in the calculation of net financial debt	(8,317)	(8,675)	(7,919)
Net debt by currency before effect of foreign exchange derivatives	25,441
Net financial debt	25,441	€ 23,843	€ 24,444
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	21,204
Financial assets included in the calculation of net financial debt	(7,149)
Net debt by currency before effect of foreign exchange derivatives	14,055
Effect of foreign exchange derivatives	9,892
Net financial debt	23,947
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	7,550
Financial assets included in the calculation of net financial debt	(77)
Net debt by currency before effect of foreign exchange derivatives	7,473
Effect of foreign exchange derivatives	(7,656)
Net financial debt	(183)
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	2,748
Financial assets included in the calculation of net financial debt	(3)
Net debt by currency before effect of foreign exchange derivatives	2,745
Effect of foreign exchange derivatives	(3,645)
Net financial debt	(900)
Poland, Zlotych
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	55
Financial assets included in the calculation of net financial debt	(118)
Net debt by currency before effect of foreign exchange derivatives	(63)
Effect of foreign exchange derivatives	1,657
Net financial debt	1,594
Egypt, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	269
Financial assets included in the calculation of net financial debt	(6)
Net debt by currency before effect of foreign exchange derivatives	263
Net financial debt	263
Jordan, Dinars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	87
Financial assets included in the calculation of net financial debt	(44)
Net debt by currency before effect of foreign exchange derivatives	43
Net financial debt	43
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	508
Financial assets included in the calculation of net financial debt	(105)
Net debt by currency before effect of foreign exchange derivatives	403
Net financial debt	403
Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,337
Financial assets included in the calculation of net financial debt	(815)
Net debt by currency before effect of foreign exchange derivatives	522
Effect of foreign exchange derivatives	(248)
Net financial debt	€ 274